Average Annual Total Returns - Invesco VI Balanced-Risk Allocation Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years
Custom Invesco V.I. Balanced-Risk Allocation Index (60% MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg Barclays U.S. Aggregrate Bond Index (reflects no deduction for fees, expenses or other taxes))
1 Year

Custom Invesco V.I. Balanced-Risk Allocation Index (60% MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg Barclays U.S. Aggregrate Bond Index (reflects no deduction for fees, expenses or other taxes))
5 Years

Custom Invesco V.I. Balanced-Risk Allocation Index (60% MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg Barclays U.S. Aggregrate Bond Index (reflects no deduction for fees, expenses or other taxes))
10 Years
																		Lipper VUF Absolute Return Funds Classification Average 1 Year	Lipper VUF Absolute Return Funds Classification Average 5 Years	Lipper VUF Absolute Return Funds Classification Average 10 Years
Total	Jan. 23, 2009	10.22%	7.87%	6.39%	Jan. 23, 2009	9.99%	7.62%	6.12%	15.90%	12.19%	9.87%	13.72%	[1]	9.42%	[1]	7.82%	[1]	(7.27%)	(0.44%)

[1]	Prior to May 2, 2011, the Custom Invesco V.I. Balanced-Risk Allocation Index was composed of 65% MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes), 30% JPMorgan GBI Global Index (reflects no deduction for fees, expenses or other taxes), and 5% FTSE US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or other taxes).